Other Liabilities	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities
12.A Composition of Other Liabilities
Other liabilities consist of the following:

As at December 31,	2018	2017
Accounts payable	$2,045	$1,972
Bank overdrafts and cash pooling	104	140
Repurchase agreements (Note 5)	1,824	1,976
Accrued expenses and taxes	3,137	2,927
Borrowed funds(1)	188	227
Senior financing(2)	2,066	1,905
Accrued post-retirement benefit liability (Note 25)	651	710
Secured borrowings from mortgage securitization (Note 5)	1,453	1,355
Other	685	775
Total other liabilities	$12,153	$11,987

(1) The change in Borrowed funds relates to net cash flow changes of $(40) in 2018 ($(45) in 2017) and foreign exchange rate movements of $1 in 2018 ($(2) in 2017).
(2) The change in Senior financing relates to net cash flow changes of $nil in 2018 ($nil in 2017) and foreign exchange rate movements of $161 in 2018 ($(129) in 2017).
12.B Borrowed Funds
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2018	2017
Encumbrances on real estate	Cdn. dollars	Current – 2033	$177	$206
Encumbrances on real estate	U.S. dollars	Current – 2020	11	21
Total borrowed funds			$188	$227

Interest expense for the borrowed funds was $10 and $13 for 2018 and 2017. The aggregate maturities of borrowed funds are included in Note 6.
12.C Senior Financing
On November 8, 2007, a structured entity consolidated by us issued a US$1,000 variable principal floating rate certificate (the
“Certificate”) to a financial institution (the “Lender”). At the same time, Sun Life Assurance Company of Canada-U.S. Operations
Holdings, Inc. (“U.S. Holdings”), a subsidiary of SLF Inc., entered into an agreement with the Lender, pursuant to which U.S. Holdings will bear the ultimate obligation to repay the outstanding principal amount of the Certificate and be obligated to make quarterly interest payments at three-month LIBOR plus a fixed spread. SLF Inc. has fully guaranteed the obligation of U.S. Holdings. The structured entity issued additional certificates after the initial issuance, totaling to US$515, none of which were issued during 2018 and 2017. Total collateral posted per the financing agreement was US$nil as at December 31, 2018 (US$nil as at December 31, 2017).

The maximum capacity of this agreement is US$2,500. The agreement expires on November 8, 2037 and the maturity date may be extended annually for additional one-year periods upon the mutual agreement of the parties, provided such date is not beyond November 8, 2067. The agreement can be cancelled or unwound at the option of U.S. Holdings in whole or in part from time to time, or in whole under certain events.

For the year ended December 31, 2018, we recorded $57 of interest expense relating to this obligation ($36 in 2017). The fair value of the obligation is $1,879 ($1,776 in 2017). The fair value is determined by discounting the expected future cash flows using a current market interest rate adjusted by SLF Inc.'s credit spread and is categorized in Level 3 of the fair value hierarchy.